Subsequent events (Details) - USD ($)			1 Months Ended		12 Months Ended
	Mar. 31, 2021	Jan. 06, 2021	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2019	Dec. 31, 2018
Subsequent events (Details) [Line Items]
Stock options issued (in Shares)					100,500
Stock options exercise price per share (in Dollars per share)					$ 11.50
Issuance of common stock (in Shares)	23,949
Cash paid					$ 5,468,766		$ 2,661,575	$ 1,776,949
Common shares value	$ 194,985		$ 194,985
Acquisition of incurred costs					$ 79,069
Convertibel debenture percentage		10.00%
Accrued interest face value		$ 1,239,215
Explanation of body of authorisation		$1,205,684
Subsequent, description				(f) During the month of February 2021, the Company received multiple tradeable warrant exercises for total proceeds of $609,040 on the redemption of a total of 88,911 tradeable warrants at an exercise price of $6.85 for each common share.
Subsequent Event [Member]
Subsequent events (Details) [Line Items]
Cash paid	$ 155,014		$ 155,014
Non-adjusting events after reporting period [member]
Subsequent events (Details) [Line Items]
Company acquired percentage	100.00%		100.00%
Exchange units percentage	100.00%		100.00%
Total number of shares value	$ 700,000		$ 700,000
Issuance of common stock (in Shares)			23,949
Cash paid	155,015		$ 155,015			$ 155,014
Common shares value	$ 194,985		$ 194,985			$ 194,985